Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
April 30, 2022
RW32-NPRT3-0622
1.858596.114
Domestic Equity Funds - 14.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	6,306	61,614
Fidelity Series Blue Chip Growth Fund (a)	8,501	105,835
Fidelity Series Commodity Strategy Fund (a)	34,745	184,497
Fidelity Series Growth Company Fund (a)	16,266	254,240
Fidelity Series Intrinsic Opportunities Fund (a)	12,329	233,391
Fidelity Series Large Cap Stock Fund (a)	13,208	232,455
Fidelity Series Large Cap Value Index Fund (a)	5,971	86,516
Fidelity Series Opportunistic Insights Fund (a)	8,135	131,943
Fidelity Series Small Cap Discovery Fund (a)	2,208	27,582
Fidelity Series Small Cap Opportunities Fund (a)	7,404	91,959
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,997	192,264
Fidelity Series Value Discovery Fund (a)	9,597	146,648
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,655,168)		1,748,944

International Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,720	155,445
Fidelity Series Emerging Markets Fund (a)	10,902	93,971
Fidelity Series Emerging Markets Opportunities Fund (a)	50,460	869,432
Fidelity Series International Growth Fund (a)	23,966	366,921
Fidelity Series International Small Cap Fund (a)	5,766	95,314
Fidelity Series International Value Fund (a)	35,528	367,716
Fidelity Series Overseas Fund (a)	31,691	367,616
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,369,552)		2,316,415

Bond Funds - 59.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	133,443	1,337,097
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	45,755	421,408
Fidelity Series Emerging Markets Debt Fund (a)	8,103	63,608
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,407	20,483
Fidelity Series Floating Rate High Income Fund (a)	1,358	12,414
Fidelity Series High Income Fund (a)	8,372	73,169
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,284	113,409
Fidelity Series International Credit Fund (a)	399	3,539
Fidelity Series International Developed Markets Bond Index Fund (a)	47,985	436,183
Fidelity Series Investment Grade Bond Fund (a)	408,944	4,285,732
Fidelity Series Long-Term Treasury Bond Index Fund (a)	70,647	488,877
Fidelity Series Real Estate Income Fund (a)	4,291	47,586
TOTAL BOND FUNDS (Cost $7,800,094)		7,303,505

Short-Term Funds - 7.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	768,612	768,612
Fidelity Series Short-Term Credit Fund (a)	19,856	192,004
TOTAL SHORT-TERM FUNDS (Cost $965,778)		960,616

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,790,592)	12,329,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	137
NET ASSETS - 100.0%	12,329,617

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,490,617	149,565	5,274	(412)	(3,543)	1,337,097
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	592,763	138,037	2,618	(3,127)	(30,191)	421,408
Fidelity Series All-Sector Equity Fund	58,800	38,416	18,358	12,759	(576)	(16,668)	61,614
Fidelity Series Blue Chip Growth Fund	92,155	83,451	28,186	19,960	(1,046)	(40,539)	105,835
Fidelity Series Canada Fund	122,883	61,488	33,569	3,188	1	4,642	155,445
Fidelity Series Commodity Strategy Fund	401,107	161,272	341,213	122,179	(11,237)	(25,432)	184,497
Fidelity Series Emerging Markets Debt Fund	81,323	14,869	20,496	2,613	(2,020)	(10,068)	63,608
Fidelity Series Emerging Markets Debt Local Currency Fund	26,604	5,126	6,668	959	(250)	(4,329)	20,483
Fidelity Series Emerging Markets Fund	98,670	41,730	21,023	3,229	(712)	(24,694)	93,971
Fidelity Series Emerging Markets Opportunities Fund	893,789	537,965	241,012	104,235	(16,181)	(305,129)	869,432
Fidelity Series Floating Rate High Income Fund	15,689	2,704	5,894	480	(108)	23	12,414
Fidelity Series Government Money Market Fund 0.40%	2,408,196	190,741	1,830,325	1,399	-	-	768,612
Fidelity Series Growth Company Fund	233,911	228,184	86,129	71,380	(4,211)	(117,515)	254,240
Fidelity Series High Income Fund	93,614	14,006	26,817	3,642	(957)	(6,677)	73,169
Fidelity Series Inflation-Protected Bond Index Fund	1,629,139	161,948	1,610,921	63,691	102,071	(168,828)	113,409
Fidelity Series International Credit Fund	3,954	98	-	98	-	(513)	3,539
Fidelity Series International Developed Markets Bond Index Fund	-	513,378	47,928	395	(996)	(28,271)	436,183
Fidelity Series International Growth Fund	333,648	210,396	76,996	29,658	(3,737)	(96,390)	366,921
Fidelity Series International Small Cap Fund	102,766	51,131	23,058	13,583	(1,482)	(34,043)	95,314
Fidelity Series International Value Fund	330,897	150,239	82,710	18,605	(1,190)	(29,520)	367,716
Fidelity Series Intrinsic Opportunities Fund	241,327	138,095	106,690	42,404	(2,632)	(36,709)	233,391
Fidelity Series Investment Grade Bond Fund	5,424,018	864,589	1,423,674	88,572	(31,948)	(547,253)	4,285,732
Fidelity Series Large Cap Stock Fund	210,153	131,197	83,861	19,676	(330)	(24,704)	232,455
Fidelity Series Large Cap Value Index Fund	78,511	40,983	26,956	5,657	(114)	(5,908)	86,516
Fidelity Series Long-Term Treasury Bond Index Fund	448,084	275,779	132,802	7,951	(4,605)	(97,579)	488,877
Fidelity Series Opportunistic Insights Fund	121,223	94,882	39,028	25,236	(1,545)	(43,589)	131,943
Fidelity Series Overseas Fund	334,458	190,089	83,223	11,008	(1,424)	(72,284)	367,616
Fidelity Series Real Estate Income Fund	56,479	8,437	14,341	2,035	190	(3,179)	47,586
Fidelity Series Short-Term Credit Fund	553,816	53,641	397,659	5,916	(4,125)	(13,669)	192,004
Fidelity Series Small Cap Discovery Fund	26,376	10,790	5,911	1,867	(135)	(3,538)	27,582
Fidelity Series Small Cap Opportunities Fund	87,463	63,218	27,872	22,566	(1,782)	(29,068)	91,959
Fidelity Series Stock Selector Large Cap Value Fund	179,155	120,723	74,678	35,468	(2,153)	(30,783)	192,264
Fidelity Series Value Discovery Fund	137,702	81,319	56,942	17,752	(765)	(14,666)	146,648
	14,825,910	6,624,264	7,262,542	766,053	2,462	(1,860,614)	12,329,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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